Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	$ 13,205	$ 14,229
Current service cost	24	72
Interest cost	112	225
Actuarial loss (gain) arising from changes in financial assumptions	1,491	(174)
Benefits paid	(217)	(494)
Impact of foreign exchange rate changes	(54)	(653)
Balances – End of the year	14,561	13,205
Amounts recognized in net loss	(136)	(316)
Amounts recognized in other comprehensive loss	1,491	846
Pension Benefit Plans [Member] | Unfunded Plan One [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	13,100
Current service cost	21
Interest cost	111
Actuarial loss (gain) arising from changes in financial assumptions	1,491
Benefits paid	(217)
Impact of foreign exchange rate changes	(53)
Balances – End of the year	14,453	13,100
Amounts recognized in net loss	(132)
Amounts recognized in other comprehensive loss	1,491
Other Benefit Plans [Member] | Unfunded Plan One [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances – Beginning of the year	105
Current service cost	3
Interest cost	1
Actuarial loss (gain) arising from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	(1)
Balances – End of the year	108	$ 105
Amounts recognized in net loss	(4)
Amounts recognized in other comprehensive loss